PROMISSORY NOTES - AFFILIATES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
PROMISSORY NOTES - AFFILIATES
PROMISSORY NOTES - AFFILIATES
7.	PROMISSORY NOTES – AFFILIATES

On November 30, 2017, WMS issued subordinated promissory notes in the aggregate principal amount of approximately $3.6 million to certain sellers in connection with the acquisition of the PKSH Entities. These notes had a maturity date of May 17, 2023 and accrued interest at a rate of 10% annually. The interest on these notes continued to accrue until such time as these notes were paid.

Additionally, in connection with the acquisition of the PKSH Entities, the Company agreed to pay contingent consideration in the amount of $5.0 million to certain sellers. The conditions related to this contingency were met on November 30, 2018, and thus the notes had been issued to the sellers. These subordinated promissory notes had a maturity date of May 30, 2023, and accrued interest at a rate of 10% annually. The interest on these notes continued to accrue until such time as these notes were paid.

In connection with the closing of the Business Combination, the Company paid approximately $3.4 million on these notes. In addition to the paydown, the noteholders (all of whom are stockholders and/or key employees) agreed to forgive the remaining accrued but unpaid interest of approximately $3.8 million and entered into new promissory notes in the principal amount of approximately $5.3 million in the aggregate. The amounts outstanding as of June 30, 2025 and December 31, 2024 are $5.3 million and $5.4 million, respectively. The amount outstanding as of December 31, 2024 includes accrued interest which was paid subsequently. The terms of these new promissory notes provide for maturity on May 15, 2027 and carries an interest rate of Prime plus 1.00%, but no less than 7.50% per annum. Related interest expense was approximately $0.3 million and $0.1 million for the six months ended June 30, 2025 and 2024, respectively.

11.PROMISSORY NOTES – AFFILIATES

On November 30, 2017, WMS issued subordinated promissory notes in the aggregate principal amount of approximately $3.6 million to certain sellers in connection with the acquisition of the PKSH Entities. These notes had a maturity date of May 17, 2023 and accrued interest at a rate of 10% annually. The interest on these notes continued to accrue until such time as these notes were paid.

Additionally, in connection with the acquisition of the PKSH Entities, the Company agreed to pay contingent consideration in the amount of $5.0 million to certain sellers. The conditions related to this contingency were met on November 30, 2018, and thus the notes have been issued to the sellers. These subordinated promissory notes had a maturity date of May 30, 2023, and accrued interest at a rate of 10% annually. The interest on these notes continued to accrue until such time as these notes were paid.

As of December 31, 2024 and 2023, the amount of principal and accrued interest related to these promissory notes were approximately $0.0 million and $12.2 million, respectively. Related interest expense was approximately $0.0 million and $0.9 million for the years ended December 31, 2024 and 2023, respectively.

Subsequent to December 31, 2023, and in connection with the closing of the Business Combination, the Company paid approximately $3.4 million on these notes. In addition to the paydown, the noteholders (all of whom are stockholders and/or key employees) agreed to forgive the remaining accrued but unpaid interest of approximately $3.8 million and entered into a new promissory note in the principal amount of approximately $5.3 million, which is the amount outstanding as of December 31, 2024. The terms of this new promissory note provides for maturity on May 15, 2027 and carries an interest rate of the prime rate plus 1.00%, but no less than 7.50% per annum. For the year ended December 31, 2024 interest expense related to the new promissory notes amounted to approximately $0.4 million of which approximately $0.1 million is payable as of December 31, 2024 and paid subsequent to December 31, 2024.